Financial risk management - Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 383,010,745	₩ 364,896,675
Financial liabilities at fair value through profit or loss	1,146,110	1,369,225
Financial liabilities designated at FVTPL	8,367,368	8,023,870
Derivatives liabilities	7,704,705	3,586,564
Borrowings	49,279,175	43,167,065
Bonds issued	77,288,783	80,149,363
Others	32,099,649	29,880,879
Financial liabilities, Total	558,896,535	531,073,641
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	1,146,110	1,369,225
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	6,525,581	3,207,755
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	7,671,691	4,576,980
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	8,367,368	8,023,870
Derivatives liabilities	0	0
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	8,367,368	8,023,870
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	383,010,745	364,896,675
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	0	0
Borrowings	49,279,175	43,167,065
Bonds issued	77,288,783	80,149,363
Others	32,099,649	29,880,879
Financial liabilities, Total	541,678,352	518,093,982
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	1,179,124	378,809
Borrowings	0	0
Bonds issued	0	0
Others	0	0
Financial liabilities, Total	₩ 1,179,124	₩ 378,809